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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2012

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2012

Common Stock - 97.5%
	Shares	Value
AEROSPACE/DEFENSE PRODUCTS & SERVICES - 0.5%
Smith & Wesson Holding Corporation (a)(b)	56,048	$473,045

AIRLINES - 0.8%
Spirit Airlines, Inc. (a)	45,185	800,678

BANKS - 6.8%
CoBiz Financial, Inc.	97,622	729,236
F.N.B. Corporation	170,575	1,811,507
Hancock Holding Company	32,102	1,018,917
Pinnacle Financial Partners, Inc. (a)	64,946	1,223,583
Popular, Inc. (a)	46,358	963,783
Susquehanna Bancshares, Inc.	60,631	635,413
United Bankshares, Inc. (b)	17,750	431,680
		6,814,119
BEVERAGES - 2.7%
SodaStream International Ltd. (a)(b)	60,782	2,728,504

BUILDING PRODUCTS - 2.8%
Builders FirstSource, Inc. (a)	124,597	695,251
NCI Building Systems, Inc. (a)	44,816	622,942
Trex Company, Inc. (a)	39,547	1,472,335
		2,790,528
COMMERCIAL SERVICES & SUPPLIES - 9.4%
Acacia Research Corporation - Acacia Technologies (a)	148,476	3,808,410
Heartland Payment Systems, Inc.	44,922	1,325,199
HMS Holdings Corp.	19,790	512,957
Kforce, Inc. (a)	163,167	2,338,183
Waste Connections, Inc.	41,508	1,402,555
		9,387,304
COMMUNICATIONS EQUIPMENT - 1.8%
NICE-Systems Ltd. (a)(c)	44,464	1,488,655
Ubiquiti Networks, Inc. (a)(b)	22,923	278,285
		1,766,940
DIVERSIFIED FINANCIALS - 5.8%
First Cash Financial Services, Inc. (a)	38,074	1,889,232
Hercules Technology Growth Capital, Inc.	83,886	933,651
ICG Group, Inc. (a)	152,498	1,743,052
Medley Capital Corporation	70,584	1,027,703
Tree.Com, Inc. (a)	12,813	231,018
		5,824,656
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Finisar Corporation (a)	51,484	839,189
OSI Systems, Inc. (a)	23,463	1,502,571
		2,341,760
ENERGY EQUIPMENT & SERVICES - 4.2%
Core Laboratories N.V.	29,259	3,198,301
Dawson Geophysical Company (a)	18,769	495,126
Hornbeck Offshore Services, Inc. (a)	15,431	529,901
		4,223,328
FOOD & DRUG RETAILING - 2.5%
United Natural Foods, Inc. (a)	46,311	2,481,806

FOOD PRODUCTS - 1.0%
Hain Celestial Group, Inc. (a)	18,632	1,010,227

HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
Accuray Incorporated (a)	132,879	854,412
Natus Medical, Inc. (a)	98,782	1,104,383
Solta Medical, Inc. (a)	315,489	842,356
Syneron Medical Ltd. (a)	83,253	721,803
		3,522,954
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Bio-Reference Laboratories, Inc. (a)	42,693	1,224,862
Catamaran Corporation (a)	52,894	2,491,836
Healthways, Inc.	85,456	914,379
Henry Schein, Inc. (a)	20,508	1,650,074
		6,281,151
HOTELS, RESTAURANTS & LEISURE - 0.9%
National CineMedia, Inc.	60,678	857,380

HOUSEHOLD DURABLES - 2.3%
M.D.C. Holdings, Inc.	19,381	712,446
Standard Pacific Corporation (a)	215,609	1,584,726
		2,297,172
INTERNET SOFTWARE & SERVICES - 0.7%
LivePerson (a)	52,168	685,488

IT CONSULTING & SERVICES - 6.1%
Alliance Data Systems Corporation (a)	33,735	4,883,479
InterNAP Network Services Corporation (a)	178,262	1,237,138
		6,120,617
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Arctic Cat, Inc. (a)	9,414	314,333
Callaway Golf Company	74,209	482,359
		796,692
MACHINERY - 3.7%
Actuant Corporation	20,639	576,034
Gardner Denver, Inc.	23,671	1,621,464
Polypore International, Inc. (a)(b)	22,060	1,025,790
Titan International, Inc.	23,886	518,804
		3,742,092
MEDIA - 7.3%
Cinemark Holdings, Inc.	87,852	2,282,395
IMAX Corporation (a)	90,996	2,045,590
Regal Entertainment Group, Class A (b)	141,800	1,978,110
TiVo, Inc. (a)	86,264	1,062,773
		7,368,868
METALS & MINING - 0.7%
Silver Standard Resources, Inc. (a)	48,705	725,217

PERSONAL PRODUCTS - 2.3%
Nu Skin Enterprises, Inc., Class A	62,491	2,315,292

REAL ESTATE - 12.8%
American Campus Communities, Inc.	32,821	1,514,033
Brandywine Realty Trust	89,407	1,089,871
Education Realty Trust, Inc.	48,335	514,285
EPR Properties	104,827	4,833,573
Extra Space Storage, Inc.	22,542	820,303
Hersha Hospitality Trust	814,523	4,072,615
		12,844,680
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.8%
8x8, Inc. (a)	103,345	763,719
Cirrus Logic, Inc. (a)	70,277	2,035,925
		2,799,644
SOFTWARE - 0.8%
MedAssets, Inc. (a)	23,828	399,595
Verint Systems, Inc. (a)	13,436	394,481
		794,076
SPECIALTY RETAIL - 2.8%
Fifth & Pacific Companies, Inc. (a)	90,113	1,121,907
Pier 1 Imports, Inc.	85,888	1,717,760
		2,839,667
TEXTILES & APPAREL - 2.0%
Vera Bradley, Inc. (a)(b)	80,868	2,029,787

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp., Class A (a)	14,904	1,058,482

TOTAL COMMON STOCK
(Cost $79,177,478)		97,722,154

SHORT TERM INVESTMENTS - 5.7%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 01/02/13, (Dated 12/31/12), Collateralized by $4,340,000 par
U.S. Treasury Note-4.5% due 02/15/2036, Market Value $ 5,807,463,
Repurchase Proceeds $5,688,341 (Cost $5,688,337)
	$5,688,337	5,688,337

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 103.2%
(Cost $84,865,815)		103,410,491

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 7.8%

Money Market - 7.8%
Western Asset Institutional Cash Reserves - Inst.
(Cost $7,785,043)	7,785,043	7,785,043

TOTAL INVESTMENTS - 111.0%		111,195,534
(Cost $92,650,858)
OTHER ASSETS & LIABILITIES (NET) - (11.0%)		(10,978,440)
NET ASSETS - 100%		$100,217,094

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded  and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Columbia Small Cap
Common Stock*	$ 83,388,820	$ -	$ -	$ 83,388,820
Depository Receipts	1,488,654	-	-	1,488,654
Real Estate Inv. Trusts	12,844,680	-	-	12,844,680
Short Term Investments	7,785,043	5,688,337	-	13,473,380
Total	$ 105,507,197	$ 5,688,337	$ -	$111,195,534

* Refer to Schedule of Investments for breakout by industry or country.

* There were no transfers in or out of Level 1 or Level 2 securities for the three months ended December 31, 2012.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2012

Common Stock - 99.5%

	Shares	Value
BEVERAGES - 5.3%
Anheuser-Busch InBev SA (b)	7,886	$689,315
Coca-Cola Company (The)	107,616	3,901,080
Monster Beverage Corporation (a)	6,114	323,309
		4,913,704
COMMUNICAITONS EQUIPMENT - 1.3%
QUALCOMM Incorporated	19,444	1,205,917

COMPUTERS & PERIPHERALS - 7.1%
Apple, Inc. (a)	4,721	2,516,435
Hewlett-Packard Company	134,439	1,915,756
International Business Machines	11,143	2,134,441
		6,566,632
FOOD PRODUCTS - 3.4%
Nestle, S.A. (b)	25,569	1,666,332
Unilever N.V.	36,782	1,408,750
		3,075,082
FOOD STAPLES & DRUG RETAILING - 7.4%
PepsiCo, Inc.	42,510	2,908,959
SYSCO Corporation	17,887	566,303
Tesco PLC (a)(b)	45,484	754,125
Wal-Mart Stores, Inc.	38,045	2,595,810
		6,825,197
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
Express Scripts, Inc. (a)	48,169	2,601,126
Intuitive Surgical, Inc. (a)	433	212,330
Medtronic, Inc.	19,706	808,340
UnitedHealth Group, Inc.	12,030	652,507
Zimmer Holdings, Inc. (a)	19,769	1,317,802
		5,592,105
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Cerner Corporation (a)	88	6,832
Henry Schein, Inc. (a)	838	67,425
Laboratory Corporation of America Holdings (a)	5,706	494,254
Quest Diagnostics Incorporated	7,366	429,217
		997,728
HOTELS, RESTAURANTS & LEISURE - 1.7%
McDonald's Corporation	18,219	1,607,098

HOUSEHOLD PRODUCTS - 5.5%
Church & Dwight Co., Inc.	7,865	421,328
Colgate-Palmolive Company	22,114	2,311,798
Procter & Gamble Company	34,270	2,326,590
		5,059,716
INDUSTRIAL CONGLOMERATES - 0.5%
3M Company	5,402	501,576

MULTILINE RETAIL - 2.5%
Target Corporation	39,373	2,329,700

OIL & GAS - 7.8%
BP plc (b)	21,692	903,255
Chevron Corporation	27,499	2,973,742
Exxon Mobil Corporation	12,092	1,046,563
Royal Dutch Shell plc (b)	17,414	1,200,695
TOTAL S.A. (b)	20,239	1,052,630
		7,176,885
PHARMACEUTICALS & BIOTECHNOLOGY - 19.5%
Abbott Laboratories	39,094	2,560,657
Amgen, Inc.	2,935	253,349
AstraZeneca PLC (b)	10,630	502,480
Bristol-Myers Squibb Company	131	4,269
Eli Lilly and Company	959	47,298
Gilead Sciences, Inc. (a)	104	7,639
GlaxoSmithKline plc (b)	21,086	916,609
Johnson & Johnson	75,778	5,312,038
Merck & Co., Inc.	9,850	403,259
Novartis AG (b)	18,864	1,194,091
Pfizer, Inc.	170,533	4,276,968
Roche Holding Ltd (b)	23,616	1,192,608
Sanofi-Aventis (b)	23,724	1,124,043
Takeda Pharmaceutical Company Limited (b)	10,786	239,449
		18,034,757
SOFTWARE & SERVICES - 21.6%
Cisco Systems, Inc.	211,581	4,157,567
Google, Inc. (a)	5,226	3,707,168
MasterCard Incorporated	2,721	1,336,773
Microsoft Corporation	127,232	3,400,911
Oracle Corporation (a)	150,108	5,001,599
SAP AG (b)	11,771	946,153
Visa, Inc.	9,268	1,404,843
Yahoo! Inc. (a)	439	8,736
		19,963,750
SPECIALTY RETAIL - 0.7%
Lowe's Companies, Inc.	16,669	592,083

TEXTILES & APPAREL - 0.4%
Nike, Inc.	7,212	372,139

TOBACCO - 7.0%
British American Tobacco p.l.c. (b)	13,869	1,404,236
Lorillard, Inc.	12,132	1,415,440
Philip Morris International, Inc.	43,904	3,672,131
		6,491,807
WIRELESS TELECOMMUNICATIONS - 0.6%
NTT DOCOMO, Inc. (b)	38,559	555,635

TOTAL COMMON STOCK		91,861,511
(Cost $84,518,801)

Short Term Investments - 0.5%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	446,024	$446,024
.01%, 01/02/13, (Dated 12/31/12), Collateralized by 340,000 par
U.S. Treasury Note-4.5% due 02/15/2036,
Market Value $454,962.50, Repurchase Proceeds $446,024.49
(Cost $446,024)
TOTAL SHORT TERM INVESTMENTS - 0.5%		446,024

TOTAL INVESTMENTS 100.0%		$92,307,535
(Cost $84,964,825)
OTHER ASSETS & LIABILITIES (NET) - 0.0%		19,806
NET ASSETS - 100%		$92,327,341

(a) Non-Income producing security
(b) ADR - American Depositary Receipts

Pear Tree Quality Fund FASB 157 Disclosure

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded  and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not  available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Quality
Common Stock*	$ 77,519,854	$ -	$ -	$ 77,519,854
Depository Receipts	14,341,657	-	-	14,341,657
Short Term Investments	-	446,024	-	446,024
Total	$ 91,861,511	$ 446,024	$ -	$ 92,307,535

* Refer to Schedule of Investments for breakout by industry or country.

* There were no transfers in or out of Level 1 or Level 2 securities for the three months ended December 31, 2012.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2012

Common Stock - 97.4%
	Shares	Value
BRAZIL - 7.2%
Arteris SA	25,100	232,305
Banco do Brasil SA	142,212	1,778,084
BM&F Bovespa SA	298,524	2,041,190
Companhia de Bebidas das Americas (c)	43,066	1,808,341
Embraer S.A. (c)	7,764	221,352
EZ TEC Empreendimentos e Participacoes SA	60,035	753,553
Petroleo Brasileiro SA	89,183	851,540
Petroleo Brasileiro SA (c)	84,344	1,627,839
Sao Martinho SA	14,418	197,169
Sul America SA	55,112	476,426
Vale SA	57,653	1,190,510
		11,178,309
CHILE - 1.0%
Banco Santander Chile (c)	9,882	281,538
Compania Cervecerias Unidas SA (c)	16,650	526,640
Enersis SA (c)	40,692	741,408
		1,549,586
CHINA - 11.4%
Bank of China Ltd., Class H	6,366,392	2,858,420
China Construction Bank Corporation	4,837,422	3,882,021
China Petroleum & Chemical Corporation	2,015,239	2,282,835
China Shenhua Energy Co., Ltd.	208,105	912,883
China Yuchai International Ltd.	17,977	283,497
Dongfeng Motor Group Company Limited	780,881	1,204,952
Giant Interactive Group, Inc. (c)	106,939	578,540
Great Wall Motor Co., Ltd. (b)	601,980	1,879,537
Harbin Electric Company Limited	444,945	381,752
Industrial & Commercial Bank of China Ltd.	2,105,911	1,494,363
PetroChina Company Limited	1,383,778	1,953,157
Tencent Holdings Limited	1,600	51,277
		17,763,234
COLOMBIA - 0.7%
Ecopetrol S.A. (b)(c)	17,581	1,049,058

CZECH REPUBLIC - 0.4%
CEZ AS	18,425	658,369

HONG KONG - 7.3%
Central China Real Estate Ltd.	297,371	104,357
Champion Real Estate Investment Trust	595,000	284,803
China Mobile Limited	290,779	3,385,819
China Zhongwang Holdings Limited (a)(b)	278,800	103,595
Chongqing Rural Commercial Bank Co., Ltd.	1,034,687	567,351
CNOOC Limited	1,396,218	3,022,725
COSCO International Holdings Ltd.	205,193	89,746
Dairy Farm International Holdings Limited	10,800	117,720
Giordano International Limited	402,000	386,399
KWG Property Holding Limited	395,919	297,292
Lenovo Group Limited	1,267,489	1,146,346
Skyworth Digital Holdings Limited (b)	1,786,000	914,798
Soho China Limited	1,220,979	976,682
Yuexiu Real Estate Investment Trust	215,088	102,122
		11,499,755
HUNGARY - 0.2%
EGIS Pharmaceuticals PLC	1,899	151,191
Richter Gedeon Nyrt.	1,411	231,321
		382,512
INDIA - 5.0%
Allahabad Bank	29,921	92,838
Andhra Bank	253,412	544,843
Bajaj Holdings & Investment Limited	14,136	250,947
Bank of Baroda	19,608	309,634
Chambal Fertilizers & Chemicals Ltd.	379,300	467,981
Gitanjali Gems Limited	87,208	840,565
Grasim Industries Limited	10,406	602,253
Gujarat State Fertilisers & Chemicals Limited	31,990	38,856
Hexaware Technologies Limited	145,863	226,422
Indiabulls Financial Services Limited	172,508	858,919
Indian Bank	140,982	512,568
Oil and Natural Gas Corp. Limited	140,610	686,882
Oil India Limited	19,730	167,808
Rural Electrification Corporation Limited	172,142	773,366
South Indian Bank Limited	458,831	227,364
Syndicate Bank	166,229	388,040
Tata Chemicals Ltd.	34,131	220,179
TVS Motor Company Ltd.	155,385	119,113
UCO Bank	319,644	460,593
		7,789,171
INDONESIA - 2.2%
PT AKR Corporindo Tbk	1,296,078	558,104
PT Aneka Tambang Tbk	2,183,989	290,065
PT Astra Agro Lestari Tbk	230,648	471,467
PT Bank Bukopin Tbk	3,526,000	226,835
PT Holcim Indonesia Tbk	522,500	157,224
PT Indo Tambangraya Megah Tbk	29,620	127,700
PT Indofood CBP Sukses Makmur Tbk	312,500	252,918
PT PP London Sumatra Indonesia Tbk	2,762,340	659,235
PT Sampoerna Agro Tbk	452,953	117,498
PT Telekomunikasi Indonesia Tbk	616,958	579,348
		3,440,394
ISRAEL - 1.0%
First International Bank of Israel Ltd. (a)	5,585	81,566
Mizrahi Tefahot Bank Ltd. (a)	137,759	1,419,846
		1,501,412
MALAYSIA - 4.6%
Affin Holdings Berhad	191,000	214,859
Berjaya Sports Toto Berhad	228,184	332,053
British American Tobacco (Malaysia) Berhad	28,544	578,721
DiGi.Com Berhad	414,051	716,262
DRB-HICOM Berhad	1,041,699	929,967
Genting Malaysia Berhad	542,209	629,445
Hong Leong Financial Group Berhad	99,655	430,166
JCY International Berhad	402,700	82,305
KLCC Property Holdings Berhad	78,800	162,341
Kuala Lumpur Kepong Berhad	58,300	457,554
Kulim (Malaysia ) Berhad	237,200	380,078
Lafarge Malayan Cement Berhad	54,580	171,700
Malaysia Building Society Berhad	539,312	398,576
Parkson Holdings Berhad	169,900	288,908
Telekom Malaysia Berhad	253,578	500,854
UMW Holdings Berhad	230,093	898,401
		7,172,190
MEXICO - 3.8%
Alfa S.A.B., Series A	1,046,290	2,218,009
America Movil S.A.B. de C.V., Series L	1,258,270	1,445,317
GRUMA, S.A.B. de C.V., Series B (a)	210,207	635,340
Grupo Herdez, S. A. B. de C. V., Series *	32,954	101,025
Grupo Mexico S.A.B. de C.V., Series B	299,398	1,076,983
Industrias CH, S.A.B. de C.V., Series B (a)	29,088	218,805
Organizacion Soriana S.A.B. de C.V., Series B	53,500	203,467
		5,898,946
PERU - 0.3%
Banco Continental S.A.	98,675	257,463
Intercorp Financial Services, Inc.	3,786	135,539
		393,002
PHILIPPINES - 0.6%
Manila Electric Company	50,280	319,098
Megaworld Corporation	6,281,300	423,725
Rizal Commercial Banking Corporation	126,900	185,425
		928,248
POLAND - 2.2%
KGHM Polska Miedz SA	40,010	2,453,651
PGE SA	169,648	997,124
		3,450,775
RUSSIA - 4.9%
Gazprom (c)	240,094	2,271,289
LUKoil (c)	41,213	2,726,240
Norilsk Nickel Mining and Metallurgical Co. (c)	32,496	598,901
Sberbank of Russia (c)	129,680	1,595,064
Severstal (d)	39,700	483,149
		7,674,643
SINGAPORE - 1.9%
ComfortDelGro Corporation Limited	293,000	426,967
DBS Group Holdings Ltd.	49,000	595,301
Golden Agri-Resources Ltd.	2,343,327	1,246,961
Indofood Agri Resources Ltd. (a)	252,941	276,444
UOL Group Limited	93,000	454,531
		3,000,204
SOUTH AFRICA - 7.1%
Barloworld Limited	77,302	796,956
FirstRand Limited	354,798	1,295,921
Fountainhead Property Trust Management Ltd.	44,420	44,121
Gold Fields Ltd. (c)	114,823	1,434,139
Imperial Holdings Limited	66,468	1,556,757
Investec Limited	132,791	919,987
Liberty Holdings Limited	87,087	1,140,713
MTN Group Limited	50,835	1,063,754
Reunert Limited	31,269	277,609
RMB Holdings Ltd.	254,948	1,222,592
Sasol Ltd.	27,651	1,181,990
Tongaat Hulett Limited	9,294	147,614
		11,082,153
SOUTH KOREA - 17.6%
BS Financial Group, Inc.	9,709	119,710
Daelim Industrial Co., Ltd.	15,552	1,263,829
Daishin Securities Company	17,151	159,723
Daou Technology, Inc.	89,225	1,312,653
GS Home Shopping, Inc.	642	91,451
Hana Financial Group, Inc.	21,693	703,124
Hyundai Motor Company	10,895	2,223,625
KCC Corporation	2,160	599,229
Kia Motors Corporation	10,609	559,894
Korea Exchange Bank (a)	76,230	542,580
Korea Zinc Co., Ltd. (a)	4,253	1,608,916
KP Chemical Corp.	10,839	126,826
KT&G Corporation	23,246	1,754,456
LG Display Co., Ltd. (a)	25,110	728,268
Meritz Fire & Marine Insurance Co., Ltd.	5,460	72,166
Nong Shim Co., Ltd.	3,114	789,717
Samsung Electronics Co., Ltd.	6,129	8,713,391
Samsung Heavy Industries Co., Ltd.	42,521	1,531,126
SK Holdings Co., Ltd.	12,490	2,088,326
SK Innovation Co., Ltd.	11,997	1,949,866
SK Telecom Co., Ltd. (c)	34,465	545,581
		27,484,457
TAIWAN - 11.5%
ASUSTeK Computer, Inc.	145,488	1,635,794
Chailease Holding Co., Ltd.	108,000	247,694
Chicony Electronics Co., Ltd.	142,271	328,744
Chunghwa Telecom Co., Ltd.	483,600	1,573,752
Compal Electronics, Inc.	739,765	498,034
Farglory Land Development Co., Ltd.	306,302	549,548
Formosa Chemicals & Fiber Corporation	191,000	493,302
Highwealth Construction Corp.	162,916	306,320
Hon Hai Precision Industry Co., Ltd.	387,372	1,185,901
Lite-On Technology Corp.	807,844	1,072,433
MStar Semiconductor, Inc.	31,000	232,722
Pegatron Corporation (a)	832,416	1,076,388
Phison Electronics Corp.	133,015	881,759
Pou Chen Corporation	854,631	897,629
President Chain Store Corp.	105,915	567,161
Radiant Opto-Electronics Corporation	251,990	1,036,978
Taiwan Semiconductor Manufacturing Co., Ltd.	845,270	2,823,485
TECO Electric & Machinery Co., Ltd.	1,198,983	918,674
U-Ming Marine Transport Corporation	135,246	216,336
Uni-President Enterprises Corporation	508,702	933,703
United Microelectronics Corporation	1,381,401	556,575
		18,032,932
THAILAND - 3.9%
Bangkok Bank PCL (e)	151,836	970,381
CP ALL PCL	1,247,712	1,876,259
Electricity Generating PCL	62,179	306,931
Kiatnakin Bank PCL	199,500	316,304
Krung Thai Bank PCL	3,225,613	2,066,754
Siam Makro PCL	40,295	587,498
		6,124,127
TURKEY - 2.6%
Arcelik AS	120,877	792,303
Eis Eczacibasi Ilac Ve Sinai	131,796	147,671
Ford Otomotiv Sanayi AS	27,935	334,907
Tekfen Holding AS	57,812	234,487
Tofas Turk Otomobil Fabrikasi AS	153,067	896,106
Tupras - Turkiye Petrol Rafinerileri AS	31,228	900,976
Turkiye Sise ve Cam Fabrikalari AS	406,101	671,147
Ulker Biskuvi Sanayi AS	28,244	152,850
		4,130,447
TOTAL COMMON STOCK
(Cost $129,599,324)		152,183,924

Preferred Stock - 3.3%
BRAZIL - 3.3%
Banco Bradesco SA	27,809	477,677
Banco do Estado do Rio Grande do Sul SA	71,030	538,059
Eletropaulo Metropolitana SA	40,680	333,784
Itau Unibanco Holding SA	47,563	775,643
Klabin SA	143,881	898,773
Vale SA, Class A	110,271	2,201,111
TOTAL PREFERRED STOCK
(Cost $6,004,571)		5,225,047

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $135,603,895)		157,408,971

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.7%	Par Value	Value

Money Market - 2.7%
Western Asset Institutional Cash Reserves - Inst.
(Cost $4,175,452)	$4,175,452	4,175,452

TOTAL INVESTMENTS - 103.4%
(Cost $139,779,347)		161,584,423
OTHER ASSETS & LIABILITIES (Net) - (3.4%)		(5,280,502)
NET ASSETS - 100%		$156,303,921

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non-Voting Depository Receipts

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		24.7%
Information Technology		15.5%
Energy		13.9%
Consumer Discretionary		10.6%
Consumer Staples		9.5%
Materials		9.5%
Industrials		8.3%
Telecommunication Services		6.3%
Utilities		2.1%
Health Care		0.3%
Cash and Other Assets (Net)		-0.7%

Pear Tree PanAgora Dynamic Emerging Markets Fund FASB 157 Disclosure

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded  and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stock*	$ 128,663,245	$ 5,153,747	$ -	$133,816,992
Common Stock Units	476,426	-	-	476,426
Depository Receipts	17,459,461	-	-	17,459,461
Preferred Stock	5,225,047	-	-	5,225,047
Real Estate Inv. Trusts	431,045	-	-	431,045
Short Term Investments	4,175,452	-	-	4,175,452
Total	$ 156,430,676	$ 5,153,747	$ -	$161,584,423

* Refer to Schedule of Investments for breakout by industry or country.

* There were no transfers in or out of Level 1 or Level 2 securities for the three months ended December 31, 2012.

* Common stock labeled as Level 2 is categorized as Thailand securities in the Schedule of Investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2012

Common Stock - 81.8%
	Shares	Value
AUSTRALIA - 2.1%
BHP Billiton Ltd. (b)	205,400	$14,453,998

BELGIUM - 2.2%
Solvay S.A.	105,247	15,174,292

CANADA - 2.0%
Methanex Corporation	437,607	13,931,493

FINLAND - 6.3%
Kone OYJ, Class B	210,900	15,516,390
Konecranes OYJ	455,280	15,337,317
YIT OYJ	684,616	13,341,400
		44,195,107
FRANCE - 6.3%
Christian Dior S.A.	85,773	14,504,003
Imerys S.A.	223,383	14,193,417
Maurel et Prom	858,606	14,354,666
Transgene S.A. (a)	142,827	1,521,604
		44,573,690
GERMANY - 12.1%
BASF SE	154,400	14,484,454
Deutsche Telekom AG	1,194,915	13,541,376
Hannover Rueckvers	189,900	14,762,583
Muenchener Rueckvers AG	78,230	14,027,884
Symrise AG	382,850	13,689,836
Wincor Nixdorf AG	313,850	14,669,600
		85,175,733
HONG KONG- 1.1%
Guangdong Investment Limited	10,190,000	7,993,394

INDIA - 1.8%
Infosys Technologies Ltd. (b)	294,245	12,446,564

IRELAND - 6.5%
CRH plc	606,708	12,239,145
Greencore Group plc	9,781,283	16,184,196
Smurfit Kappa Group plc	1,459,010	17,313,333
		45,736,674
ISRAEL - 1.7%
Teva Pharmaceuticals SP (b)	328,419	12,263,165

ITALY - 2.7%
Lottomatica Group SpA	600,265	13,612,923
Trevi Finanziaria SpA	974,526	5,191,044
		18,803,967
JAPAN - 8.8%
Asahi Group Holdings Ltd.	576,400	12,221,223
KDDI Corporation	167,900	11,801,835
Meiji Holdings Co., Ltd.	285,700	12,332,848
Nichirei Corporation	2,425,000	12,595,222
Showa Denko K.K.	8,828,000	13,347,969
		62,299,097
NORWAY - 1.8%
DnB Bank ASA	1,024,692	12,964,141

SOUTH AFRICA - 1.8%
Sasol Ltd.	298,335	12,752,844

SOUTH KOREA - 3.3%
Samsung Electronics Company Ltd.	16,285	23,151,830

SWEDEN - 5.6%
Duni AB	1,179,500	10,689,128
Investor AB, Class B	595,556	15,551,198
Svenska Handelsbanken AB, Class A	370,400	13,222,070
		39,462,396
SWITZERLAND - 1.9%
Novartis AG	214,250	13,442,541

THAILAND - 1.9%
Thai Oil PCL	6,183,800	13,645,195

UNITED KINGDOM - 11.9%
Barratt Developments plc (a)	5,339,856	18,026,765
BBA Aviation plc	1,341,738	4,865,567
Bellway plc	817,906	13,752,601
Persimmon plc	1,148,673	14,943,327
Rexam plc	1,847,900	13,101,646
Taylor Wimpey plc	17,822,024	19,069,698
		83,759,604

TOTAL COMMON STOCK		576,225,725
(Cost $501,500,938)

Short Term Investments - 17.9%	Par Value	Value
Commercial Paper - 5.7%
Exxon Mobil Corp. 0.02%, due 1/04/13	$40,000,000	40,000,000
(Cost $40,000,000)

Total Commercial Paper		40,000,000

Money Market - 12.2%
State Street Global Advisors FDS	$86,490,972	86,490,972
(Cost $86,490,972)

TOTAL SHORT TERM INVESTMENTS - 17.9%		126,490,972

TOTAL INVESTMENTS - 99.7%		702,716,697
(Cost $627,991,910)

OTHER ASSETS & LIABILITIES (NET) - 0.3%		1,991,840
NET ASSETS - 100%		$704,708,537

(a) Non-income producing security
(b) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		20.2%
Consumer Discretionary		14.8%
Financials		10.0%
Industrials		7.7%
Consumer Staples		7.6%
Information Technology		7.1%
Energy		5.8%
Health Care		3.9%
Telecommunication Services		3.6%
Utilities		1.1%
Other Assets & Liabilities		18.2%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded  and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Polaris Foreign Value
Common Stock*	$ 523,416,803	$ 13,645,195	$ -	$537,061,998
Depository Receipts	39,163,727	-	-	39,163,727
Short Term Investments	86,490,972	40,000,000	-	126,490,972
Total	$ 649,071,502	$ 53,645,195	$ -	$702,716,697

* Refer to Schedule of Investments for breakout by industry or country.

* There were no transfers in or out of Level 1 or Level 2 securities for the three months ended December 31, 2012.

* Common stock labeled as Level 2 is categorized as Thailand securities in the Schedule of Investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2012

Common Stock - 83.4%
	Shares	Value
AUSTRALIA - 0.3%
Austal Limited	552,530	$327,304

BELGIUM - 1.6%
Kinepolis Group	15,900	1,718,850

BRAZIL - 2.4%
Equatorial Energia SA	276,385	2,528,298

CANADA - 1.0%
Astral Media, Inc.	22,800	1,058,490

CHINA - 2.4%
China Hongxing Sports Limited (a)	10,258,400	83,982
Sichuan Expressway Company Limited	2,772,960	998,162
Xinhua Winshare Publishing and Media Co., Ltd.	2,701,500	1,432,519
		2,514,663
FRANCE - 1.2%
Bonduelle SA	13,900	1,310,391

GERMANY- 2.3%
Freenet AG	127,700	2,357,213

HONG KONG - 6.2%
China Fishery Group Limited	1,427,672	636,988
Samson Holding Ltd.	10,475,800	1,716,502
Texwinca Holdings Limited	1,226,300	1,153,394
VST Holdings Ltd.	7,922,800	1,707,059
VTech Holdings Limited	115,700	1,296,453
		6,510,396
INDIA - 2.9%
KRBL Ltd.	1,475,200	716,195
LIC Housing Finance Ltd.	146,600	779,021
Manappuram General Finance and Leasing Ltd.	1,064,700	657,786
NIIT Technologies Ltd.	83,400	367,605
South Indian Bank Ltd.	553,320	274,186
Usha Martin Group Ltd.	323,760	194,410
		2,989,203
IRELAND - 8.5%
Glanbia plc	189,900	2,090,698
Greencore Group plc	1,379,652	2,282,784
IFG Group plc	829,985	1,473,522
United Drug plc	691,867	3,098,471
		8,945,475
ITALY - 2.4%
De'Longhi SpA	118,910	1,712,068
Trevi Finanziaria SpA	152,900	814,458
		2,526,526
JAPAN - 9.2%
BML, Inc.	74,000	1,797,899
Chugoku Marine Paints Ltd.	268,100	1,599,812
Daicel Corporation	271,000	1,773,511
DaiichiKosho Co., Ltd.	83,600	1,938,509
Nichirei Corporation	333,000	1,729,571
Unipres Corporation	38,000	828,070
		9,667,372
NETHERLANDS - 3.3%
Dockwise Ltd. (a)	146,134	3,505,987

NORWAY - 5.1%
ABG Sundal Collier Holding ASA	1,563,800	1,208,447
SpareBank 1SMN	247,265	1,546,392
SpareBank 1 SR-Bank ASA	243,300	1,626,533
SpareBank Nord-Norge	209,731	1,040,278
		5,421,650
PHILIPPINES - 3.0%
Manila Water Company, Inc.	4,081,170	3,180,455

SINGAPORE - 3.6%
Breadtalk Group Ltd.	2,815,100	1,567,145
M1 Ltd.	987,300	2,190,408
		3,757,553
SOUTH AFRICA - 1.7%
Clicks Group Limited	232,300	1,776,628

SWEDEN - 4.1%
Duni AB	156,400	1,417,363
Loomis AB	82,300	1,321,017
Nolato AB	129,700	1,563,875
		4,302,255
SWITZERLAND - 1.5%
Vetropack Holding AG	886	1,631,405

TAIWAN - 1.2%
Holtek Semiconductor Inc.	1,204,000	1,223,114

THAILAND - 5.6%
Hana Microelectronics PCL	2,059,080	1,534,718
Ratchaburi Electricity Generating Holding PCL	1,220,000	2,382,968
Thai Union Frozen Products PCL	821,274	1,933,041
		5,850,727
UNITED KINGDOM - 13.9%
Alternative Networks plc	488,200	2,278,456
BBA Aviation plc	419,011	1,519,467
Character Group plc	496,900	989,842
Clarkson plc	64,500	1,258,641
Galliford Try plc	193,828	2,345,040
Halfords Group plc	260,879	1,410,136
The Restaurant Group plc	250,600	1,576,670
Vitec Group plc	151,582	1,565,861
Wetherspoon (J.D.) plc	196,400	1,702,274
		14,646,387

TOTAL COMMON STOCK		87,750,342
(Cost $72,820,883)

Preferred Stock - 1.6%
GERMANY - 1.6%
Dräegerwerk AG	16,900	1,705,068
(Cost $821,879)

Warrants - 4.6%
India - 4.6%
KRBL Limited Derivative	1,679,000	815,154
LIC Housing Finance Derivative	204,200	1,085,098
NIIT Technologies Derivative	276,900	1,220,492
South Indian Bank Derivative	2,535,250	1,256,216
Usha Martin Group Derivative	807,100	484,664
(Cost $2,692,091)		4,861,624

Short Term Investments - 10.2%	Par Value	Value
Money Market - 10.2%
State Street Global Advisors FDS	$10,736,141	10,736,141
(Cost $10,736,141)

TOTAL SHORT TERM INVESTMENTS - 10.2%		10,736,141

TOTAL INVESTMENTS - 99.8%		105,053,175
(Cost $87,070,994)
OTHER ASSETS & LIABILITIES (NET) - 0.2%		212,346
NET ASSETS - 100%		$105,265,521

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		21.0%
Consumer Staples		12.4%
Financials		10.4%
Information Technology		8.5%
Industrials		8.1%
Utilities		7.7%
Telecommunication Services		6.5%
Health Care		6.3%
Materials		5.4%
Energy		3.3%
Cash and Other Assets		10.4%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

To determine each Fund’s share price for the purpose of effecting purchases and sales of the Fund shares, portfolio securities are generally valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been recently reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Debt securities that mature in 60 days or less are valued at amortized cost.

Securities with prices that are quoted in foreign currencies are valued, for determining a Fund’s share price, in U.S. dollars based upon the prevailing exchange rate at the time of valuation.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets typically are open at different times than the New York Stock Exchange, the value of a Fund’s shares may change at times and on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of the foreign markets on which these investments are traded  and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	$ 81,815,633	$ 5,850,727	$ 83,982	$ 87,750,342
Preferred Stock	1,705,068	-	-	1,705,068
Warrants	-	4,861,624	-	4,861,624
Short Term Investments	10,736,141	-	-	10,736,141
Total	$ 94,256,842	$ 10,712,351	$ 83,982	$105,053,175

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

          Foreign Value Small Cap Fund

                  Common Stock

Balance as of 9/30/2012                                                                                     $             83,653

   Realized gain (loss)                                                                                     $                      -

   Changed in unrealized appreciation (depreciation)                                  $                  329

   Net purchases (sales)                                                                                     $                      -

   Transfer in and/or out of Level 3                                                                    $                      -

Balances as of 12/31/2012                                                                                     $             83,982

* Refer to Schedule of Investments for breakout by industry or country.

* There were no transfers in or out of Level 1 or Level 2 securities for the three months ended December 31, 2012.

* Common stock labeled as Level 2 is categorized as Thailand securities in the Schedule of Investments.

* Common stock labeled as a Level 3 security is categorized as a China security in the Schedule of Investments.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2012;

Fair Value                                                                                                        Impact to
           December   31,                                          Valuation                                         observable                                                      Range            Valuation from
                  2012                                                Methodologies                                      Input (1)                                                      a Decrease in Input (2)

Common                .01                                                        Company Specific                                Company Specific                 100%                         Decrease
Stock

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input.  An increase to the observable input would have the opposite effect.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those observable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s current fiscal year began on April 1, 2012. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 25, 2012

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 25, 2012